Significant Accounting Policies, Leases (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) Vessel Agreement	Sep. 30, 2017 USD ($)
Adoption of New Accounting Standards [Abstract]
Number of vessels employed under long-term operating lease time charters | Vessel	2
Vessel revenue	$ 66,871	$ 52,518
Voyage expenses	27,188	26,084
Commissions	$ 2,342	$ 1,973
Number of time charter agreements | Agreement	2
Advance received from charterer included in cash and cash equivalents	$ 1,800
Advance received from charterer included in trade payables	$ 1,800
Number of vessels having scrubbers installed | Vessel	2
Minimum [Member]
Adoption of New Accounting Standards [Abstract]
Term of time charter agreement	33 months
Maximum [Member]
Adoption of New Accounting Standards [Abstract]
Term of time charter agreement	37 months
ASC 842 [Member]
Adoption of New Accounting Standards [Abstract]
Vessel revenue	$ 9,102
Voyage expenses	195
Commissions	166
Cash lease payments received	$ 8,468